Share-based payments - Total charge to the profit or loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Expense under equity settled classification from date of amendment	$ 29.1	$ 27.8	$ 13.3